Long-term Investments, Net - Summary of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 14,000	$ 2,219	¥ 36,784
FSOL
Schedule Of Equity Method Investments [Line Items]
Equity method investments			34,892
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Equity method investments			1,774
Others
Schedule Of Equity Method Investments [Line Items]
Equity method investments			¥ 118
Huangshan Xingyue Research Travel Education Co., Ltd. ("Huangshan")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	500	79
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 13,500	$ 2,140